Shareholders' Equity (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Shareholders' Equity [Abstract]
Schedule of Warrants Activity	The fair value of the warrants as of March 31, 2025 was $386,644, measured using the Black-Scholes option pricing model with the following key assumptions:
As of March 31, 2025
Expected term	5 years
Expected average volatility	121.1%
Expected dividend yield	0%
Risk-free interest rate	3.89%
The fair value of the warrants as of March 31, 2025 was $386,644, measured using the Black-Scholes option pricing model with the following key assumptions:
As of March 31, 2025
Expected term	5 years
Expected average volatility	121.1%
Expected dividend yield	0%
Risk-free interest rate	3.89%

Schedule of Warrants Activity

A summary of warrants activity was as follows:

	Number of warrants	Weighted average exercise price per hare	Weighted average remaining contractual life	Expiration dates
Balance of warrants outstanding as of June 30, 2025	—	—	—	—
– March 2025 Warrants	3,350	210.00	5 years	March 31, 2030
Balance of warrants outstanding and exercisable as of Dec 31, 2025	3,350	210.00	4.25 years

A summary of warrants activity was as follows:

	Number of warrants	Weighted average exercise price per hare	Weighted average remaining contractual life	Expiration dates
Balance of warrants outstanding as of June 30, 2024	—	—	—	—
– March 2025 Warrants	83,750	8.40	5 years	March 31, 2030
Balance of warrants outstanding and exercisable as of June 30, 2025	83,750	8.40	4.75 years

Schedule of Subsidiaries Dividends

Dividends declared and paid by the subsidiaries of the Group for the years ended June 30, 2025, 2024 and 2023 are listed below:

Subsidiaries	Date of Dividends	Amounts	Receiving Shareholder
Top Moral	September 8, 2023	$600,000	Ocean Master Worldwide Corporation
Max Bright	November 15, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Creation	November 15, 2023	$2,800,000	Ocean Master Worldwide Corporation
Top Legend	November 16, 2023	$3,700,000	Ocean Master Worldwide Corporation
Top Moral	November 20, 2023	$800,000	Ocean Master Worldwide Corporation
Top Moral	March 12, 2024	$200,000	Ocean Master Worldwide Corporation
Total		$11,800,000